Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 725,066	$ 199,366
Recognized in income tax expense	929,842	1,488,534
Recognized in OCI/equity	(943,321)	(962,834)
Net deferred tax liability	$ 711,587	$ 725,066